Leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Leases
Leases
The group leases a number of assets as part of its activities. This primarily includes drilling rigs in the Upstream segment and retail service stations, oil depots and storage tanks in the Downstream segment as well as office accommodation and vessel charters across the group. The weighted-average remaining lease term for the total lease portfolio is around 9 years. Some leases will have payments that vary with market interest or inflation rates. Certain leases contain residual value guarantees, which may be triggered in certain circumstances such as if market values have significantly declined at the conclusion of the lease.
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2019	2018[a]
Undiscounted lease liability cash flows due:
Within 1 year	2,514	98
1 to 2 years	1,839	97
2 to 3 years	1,364	95
3 to 4 years	1,105	94
4 to 5 years	876	86
5 to 10 years	2,427	309
Over 10 years	1,174	571
	11,299	1,350
Impact of discounting	(1,577)	(683)
Lease liabilities at 31 December	9,722	667
Of which – current	2,067	44
– non-current	7,655	623
[a] Comparative information represents finance leases accounted for under IAS 17
The group may enter into lease arrangements a number of years before taking control of the underlying asset due to construction lead times or to secure future operational requirements. The total undiscounted amount for future commitments for leases not yet commenced as at 31 December 2019 is $5,688 million. The majority of this future commitment relates to the floating LNG vessel to service the Greater Tortue Ahmeyim project from 2022.

$ million
2019
Total cash outflow for amounts included in lease liabilities[a]	2,709
Expense for variable payments not included in the lease liability	67
Short-term lease expense	331
Additions to right-of-use assets in the period	2,542

[a] The cash outflows for amounts not included in lease liabilities approximate the income statement expense disclosed above
An analysis of right-of-use assets and depreciation is provided in Note 12. An analysis of lease interest expense is provided in Note 7.